Schedule of Components of Taxes (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current tax expense	₪ 17,708	₪ 10,467	₪ 636
Deferred tax (income)	(17,615)	974	(2,904)
Total tax (benefit) expense	₪ 93	₪ 11,441	₪ (2,268)